LONG-TERM DEBT, NET (MRF Senior Notes) - Additional Information (Detail) - USD ($) $ in Thousands													12 Months Ended
	Oct. 25, 2025	Sep. 24, 2025	Jun. 06, 2025	Apr. 17, 2024	Jan. 21, 2021	Aug. 11, 2020	Jul. 21, 2020	Dec. 04, 2019	Jul. 17, 2019	Apr. 26, 2019	Jul. 03, 2017	Jun. 06, 2017	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Sep. 30, 2025
Long-Term Debt [Line Items]
Total long-term debt													$ 6,766,819	$ 7,180,185
Gain (Loss) on Foreign Currency Derivatives Recorded in Earnings, Net													(2,902)	0	$ 0
Repayments of long-term debt													2,093,985	1,169,579	2,201,562
Gain (Loss) on Extinguishment of Debt													$ (756)	$ (1,000)	$ 1,611
MRF 4.875% Senior Notes, due 2025 [Member] | Initial 2025 MRF Senior Notes [Member]
Long-Term Debt [Line Items]
Total long-term debt												$ 650,000
Interest rate per annum												4.875%
Purchase price as percentage of principal												100.00%
Maturity date													Jun. 06, 2025
MRF 4.875% Senior Notes, due 2025 [Member] | Additional 2025 MRF Senior Notes [Member]
Long-Term Debt [Line Items]
Total long-term debt											$ 350,000
Interest rate per annum											4.875%
Purchase price as percentage of principal											100.75%
Maturity date													Jun. 06, 2025
MRF 4.875% Senior Notes, due 2025 [Member] | Senior Unsecured Notes [Member]
Long-Term Debt [Line Items]
Repayments of long-term debt			$ 1,000,000
MRF 5.250% Senior Notes, due 2026 [Member] | Senior Unsecured Notes [Member]
Long-Term Debt [Line Items]
Total long-term debt										$ 500,000
Interest rate per annum										5.25%
Purchase price as percentage of principal										100.00%
Maturity date													Apr. 26, 2026
Repayments of long-term debt	$ 357,940
Gain (Loss) on Extinguishment of Debt													$ (756)
MRF 5.250% Senior Notes, due 2026 [Member] | Senior Unsecured Notes [Member] | 2025 Tender Offer [Member]
Long-Term Debt [Line Items]
Repayments of long-term debt		$ 142,060
MRF 5.625% Senior Notes, due 2027 [Member] | Senior Unsecured Notes [Member]
Long-Term Debt [Line Items]
Total long-term debt									$ 600,000
Interest rate per annum									5.625%
Purchase price as percentage of principal									100.00%
Maturity date													Jul. 17, 2027
MRF 5.750% Senior Notes, due 2028 [Member] | Initial 2028 MRF Senior Notes [Member]
Long-Term Debt [Line Items]
Total long-term debt							$ 500,000
Interest rate per annum							5.75%
Purchase price as percentage of principal							100.00%
Maturity date													Jul. 21, 2028
MRF 5.750% Senior Notes, due 2028 [Member] | Additional 2028 MRF Senior Notes [Member]
Long-Term Debt [Line Items]
Total long-term debt						$ 350,000
Interest rate per annum						5.75%
Purchase price as percentage of principal						101.00%
Maturity date													Jul. 21, 2028
MRF 5.375% Senior Notes, due 2029 [Member] | Initial 2029 MRF Senior Notes [Member]
Long-Term Debt [Line Items]
Total long-term debt								$ 900,000
Interest rate per annum								5.375%
Purchase price as percentage of principal								100.00%
Maturity date													Dec. 04, 2029
MRF 5.375% Senior Notes, due 2029 [Member] | Additional 2029 MRF Senior Notes [Member]
Long-Term Debt [Line Items]
Total long-term debt					$ 250,000
Interest rate per annum					5.375%
Purchase price as percentage of principal					103.25%
Maturity date													Dec. 04, 2029
MRF 7.625% Senior Notes, due 2032 [Member] | Senior Unsecured Notes [Member]
Long-Term Debt [Line Items]
Total long-term debt				$ 750,000
Interest rate per annum				7.625%
Purchase price as percentage of principal				100.00%
Maturity date													Apr. 17, 2032
MRF 6.500% Senior Notes, due 2033 [Member] | Senior Unsecured Notes [Member]
Long-Term Debt [Line Items]
Total long-term debt		$ 500,000														$ 500,000
Interest rate per annum		6.50%
Purchase price as percentage of principal		100.00%
Maturity date													Sep. 24, 2033
Gain (Loss) on Foreign Currency Derivatives Recorded in Earnings, Net													$ 2,902
MRF 6.500% Senior Notes, due 2033 [Member] | Senior Unsecured Notes [Member] | Other Long Term Liabilities [Member]
Long-Term Debt [Line Items]
Net fair values of cross-currency swaps													5,889
MRF 6.500% Senior Notes, due 2033 [Member] | Senior Unsecured Notes [Member] | Prepaid Expenses and Other Current Assets [Member]
Long-Term Debt [Line Items]
Net fair values of cross-currency swaps													$ 2,987